Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income (loss) before provision for income taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2021	2020	2019
Federal	$(32,706)	$(162,876)	$(98,833)
Foreign	418	170	(864)
Loss before provision for income taxes	$(32,288)	$(162,706)	$(99,697)

Schedule of reconciliation of the statutory income tax rate to the effective income tax rate

	Year ended December 31,
(In Thousands)	2021	2020	2019
Income at US statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	15.42%	3.18%	3.30%
Permanent differences	(0.94)%	(0.70)%	(0.44)%
Stock compensation	(10.10)%	0.00%	0.00%
Change in fair value of warrants	104.78%	0.00%	0.00%
Tax credits	12.51%	0.86%	1.32%
Foreign rate differential	0.01%	0.00%	(0.01)%
Valuation allowance	(142.86)%	(24.35)%	(25.04)%
Other	(0.20)%	(0.01)%	(0.13)%
	(0.38)%	(0.02)%	(0.00)%

Schedule of net deferred tax assets

Net deferred tax assets as of December 31, 2021 and 2020 consisted of the following (in thousands):

	Year ended December 31,
(In Thousands)	2021	2020
Deferred tax assets
Net operating loss carryforwards	$122,279	$83,058
Tax credits	10,620	6,582
Stock compensation	4,752	4,088
Accruals and reserves	7,929	7,293
Lease liability	7,063	—
Depreciation	102	—
Other	1,889	853
Total deferred tax assets	$154,634	$101,874
Valuation allowance	(148,785)	(101,773)
Total deferred tax assets	$5,849	$101
Deferred tax liabilities
Right-of-use asset	(5,849)	—
Depreciation	—	(101)
Net deferred tax assets	$—	$—